NOTE D - NOTES PAYABLE AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Text Block]
NOTE D -- NOTES PAYABLE AND LONG-TERM DEBT

Long-term Debt and Revolving Line of Credit

Long-term debt and lines of credit consist of the following:
	Dec 31, 2011	Jan 1, 2011
Lines of credit	$2,023	$4,793

Term notes	9,575	8,967

Mortgage loans	5,020	5,261
	16,618	19,021
Less - equipment line of credit	604	743
Less - revolving line of credit	1,419	4,050
Less - current portion of long-term debt	2,450	4,370
	$12,145	$9,858

The Company’s credit facility with TD Bank, N.A. includes a revolving line of credit, which provides for borrowings up to $12,000 and an equipment line of credit, which provides for borrowings up to $4,700.  The revolving line of credit is limited to an amount determined by a formula based on percentages of receivables and inventory and bears interest at a variable rate equal to the greater of the highest Prime Rate as published in the Wall Street Journal, adjusted daily (3.25% at December 31, 2011) or 4%.  The revolving line of credit is payable on demand and is reviewed annually as of July 31 with renewal at the bank’s discretion.  The equipment line of credit provides advances to purchase eligible equipment and bears interest at a variable rate equal to the highest Prime Rate as published in the Wall Street Journal, adjusted daily.  Amounts advanced on the equipment line of credit will convert to a term note on July 31, 2012, unless converted earlier at the option of the Company, with monthly payments of principal and interest in an amount to amortize the then existing principal balance in 60 equal monthly payments including interest at the then Federal Home Loan Bank (“FHLB”) 5 year Current Classic Advance Rate plus 3%.  The credit facility gives TD Bank, N.A. a first security interest in accounts receivable, inventory, equipment and other assets and requires approval from TD Bank, N.A. prior to paying cash dividends.  As of December 31, 2011, there was $10,581 and $4,096 available for borrowing on the revolving line of credit and on the equipment line of credit, respectively, and the Company was in compliance with its debt covenants, including a debt service ratio, a funded debt to EBITDA ratio and a leverage ratio.

The Company has a five year term note and a ten year mortgage which was used to make an acquisition in 2009, both with TD Bank, N.A.  The Company fixed the interest rates on the note and mortgage at 5.8% and 6.1%, respectively, through interest rate swap arrangements with TD Bank, N.A.  As of December 31, 2011, the amounts outstanding on the five-year term note and the mortgage were $2,954 and $2,473, respectively.

In addition, the Company has two mortgages secured by the Company’s real estate.  One is due in monthly installments of $16, including interest at 5.375% through February 2021.  The payment will be adjusted by the bank on March 1, 2016 and every 5 years thereafter to reflect interest at the Five Year Federal Home Loan Bank “Classic Credit Rate” plus 2.75%.  The second is due in monthly installments of $12 including interest at 5.89% with a balloon payment due on April 1, 2014.  As of December 31, 2011, the amounts outstanding on the mortgages were $1,301 and $1,246, respectively.

The Company has three term notes with TD Bank, N.A. that were used to finance the purchase of machinery and equipment with interest rates ranging between 4.52% and 7.47% and maturity dates ranging between July 2012 and August 2016.  As of December 31, 2011, the outstanding balance of the three notes totaled $6,621.

Aggregate annual maturities of long-term debt for the five year period subsequent to December 31, 2011, are as follows: 2012--$2,450; 2013--$2,364; 2014--$4,554; 2015--$1,602; 2016--$902; 2017 and thereafter--$2,723.